Document and Entity Information	12 Months Ended
May 30, 2026
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	RICHARDSON ELECTRONICS, LTD.
Entity Central Index Key	0000355948